LVIP American Growth Allocation Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–14.83%
INVESTMENT COMPANY–14.83%
International Equity Fund–14.83%
✧American Funds®– EuroPacific Growth Fund	2,142,391	$110,033,183
Total Affiliated Investment (Cost $132,230,792)		110,033,183

UNAFFILIATED INVESTMENTS–85.23%
INVESTMENT COMPANIES–85.23%
Asset Allocation Fund–11.03%
✧American Funds®– Capital Income Builder	1,330,851	81,820,713
		81,820,713
Equity Funds–38.93%
✧American Funds®-
American Mutual Fund	2,078,976	99,458,208
Growth Fund of America	1,404,840	83,700,334
Investment Company of America	2,288,349	105,584,438
		288,742,980
Fixed Income Funds–28.11%
✧American Funds®-
Bond Fund of America	15,581,060	169,521,933
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
High-Income Trust	1,054,648	$9,523,471
Inflation Linked Bond Fund	1,840,113	16,377,010
Intermediate Bond Fund of America	1,081,804	13,122,284
		208,544,698
Global Equity Fund–4.40%
✧American Funds®– Smallcap World Fund	531,906	32,616,493
		32,616,493
International Equity Fund–2.76%
✧American Funds®– New World Fund	289,127	20,475,943
		20,475,943
Total Unaffiliated Investments (Cost $649,943,399)		632,200,827

TOTAL INVESTMENTS–100.06% (Cost $782,174,191)	742,234,010
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(422,049)
NET ASSETS APPLICABLE TO 76,449,883 SHARES OUTSTANDING–100.00%	$741,811,961

✧Class R-6 shares.
See accompanying notes.
LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests a substantially all of its assets in the series of American Funds family of funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$110,033,183	$—	$—	$110,033,183
Unaffiliated Investment Companies	632,200,827	—	—	632,200,827
Total Investments	$742,234,010	$—	$—	$742,234,010
There were no Level 3 investments at the beginning or end of the period.
LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-14.83%@
International Equity Fund-14.83%@
✧‡EuroPacific Growth Fund	—	$5,553,341	$15,691,779	$(3,048,560)	$31,093,792	$110,033,183	2,142,391	$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧ Class R-6 shares.
‡ Issuer considered an unaffiliated investment of the Fund at December 31, 2022.
LVIP American Growth Allocation Fund–3